Commitments And Contingencies (Schedule Of Financial Obligations) (Details) (USD $)	Sep. 30, 2012
Commitments And Contingencies [Abstract]
Pipeline and Storage Capacity, 2012 - 2013	$ 11,439,832
Pipeline and Storage Capacity, 2013 - 2014	10,400,771
Pipeline and Storage Capacity, 2014 - 2015	4,788,917
Pipeline and Storage Capacity, 2015 - 2016	2,982,140
Pipeline and Storage Capacity, 2016 - 2017	2,880,105
Pipeline and Storage Capacity, Thereafter	3,984,337
Pipeline and Storage Capacity, Total	$ 36,476,102